Business Combinations	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
The Company acquired the following distributors to complement and extend its business over a broader geographic area. Results of operations for the acquired businesses are part of the Service Center Based Distribution segment. The results of operations for these acquisitions are not material for any year presented. Results of operations of acquired businesses are included in the accompanying consolidated financial statements from their respective acquisition dates based on the Company’s consolidation policy.
Fiscal 2012 Acquisitions
In February 2012, the Company acquired Solutions Industrielles Chicoutimi, which provides bearings, power transmission products and repair services and Spécialités Industrielles Harvey, which distributes bearings and power transmission products, plus hydraulic, pneumatic and electrical components. In August 2011, the Company acquired Chaines-Plus, a distributor of bearings, power transmission and related products. These distributors are all located in Quebec, Canada.
Fiscal 2011 Acquisitions
In May 2011, the Company acquired Gulf Coast Bearing & Supply Co., a full line bearing and power transmission distributor, located in the U.S. In July 2010, the Company acquired UZ Engineered Products, a distributor of industrial supply products for maintenance, repair, and operational needs, in the government and commercial sectors, throughout the U.S. and Canada. In August 2010, the Company acquired SCS Supply Group, a distributor of bearings, power transmission components, electrical components, fluid power products and industrial supplies located in Ontario, Canada.